Protective foundation (Details Narrative) - EUR (€)	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 25, 2021	Jun. 30, 2022	Jun. 30, 2022
Protective foundation (Details Narrative)
Other offering expenses	€ 300,000	€ 15,000	€ 30,000
Number Of common shares authorised		110,000,000	110,000,000
Number Of preference shares authorised		€ 110,000,000	€ 110,000,000
Nominal value		€ 0.12	€ 0.12